Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 273,333,957	$ 37,446,599	¥ 205,481,904	¥ 179,586,066
Total cost of revenues	(195,691,265)	(26,809,595)	(154,026,591)	(135,659,197)
Gross profit	77,642,692	10,637,004	51,455,313	43,926,869
Operating expenses:
Fulfilment expenses	(7,969,100)	(1,091,762)	(7,315,978)	(10,630,884)
Sales and marketing expenses	(20,916,582)	(2,865,560)	(17,440,192)	(20,763,218)
General and administrative expenses	(99,124,765)	(13,580,037)	(82,460,706)	(53,543,862)
Impairment loss on goodwill	(67,932,627)	(9,306,732)	(6,592,220)
Share based compensation	(19,143,702)	(2,622,676)	(83,863,299)	(38,993,201)
Total operating expenses	(215,086,776)	(29,466,767)	(197,672,395)	(123,931,165)
Loss from operations	(137,444,084)	(18,829,763)	(146,217,082)	(80,004,296)
Interest expenses	(16,738,971)	(2,293,230)	(12,178,668)	(30,826,950)
Interest income	3,248,285	445,013	2,562,605	465,162
Foreign currency exchange (loss)/gain, net	16,927	2,319	(66,798)	671,007
Impairment loss for equity investments accounted for using measurement alternative	(5,645,887)	(773,483)	(8,288,296)	(22,705,285)
Gain from deconsolidation of VIEs			134,665	13,543,650
Other income	1,912,396	261,997	421,449	1,599,746
Other expenses, net			(10,440,057)
Changes in fair value of financial instruments	4,803,913	658,133	17,101,260	(1,875,889)
Loss before income tax expenses	(149,847,421)	(20,529,014)	(156,970,922)	(119,132,855)
Income tax expense	(7,143,653)	(978,676)	(5,004,766)	(3,115,753)
Net loss	(156,991,074)	(21,507,690)	(161,975,688)	(122,248,608)
Accretion of redeemable convertible preferred shares to redemption value			(110,112,796)	(109,089,609)
Net loss attributable to ordinary shareholders	(157,000,000)	(21,507,690)	(272,088,484)	(231,338,217)
Net (loss)/income attributable to non-controlling interest	13,205,380	1,809,130	4,366,045	(222,968)
Net loss attributable to DDC Enterprise Limited	(170,196,454)	(23,316,820)	(276,454,529)	(231,115,249)
Other comprehensive (loss)/income, net of nil income taxes:
Foreign currency translation adjustment, net of nil income taxes	(4,764,464)	(652,729)	(52,845,568)	(120,532,078)
Net unrealized gains on available-for-sale debt Securities	8,506,042	1,165,323	396,098
Total other comprehensive (loss)/income	3,741,578	512,594	(52,449,470)	(120,532,078)
Comprehensive loss:	(153,249,496)	(20,995,096)	(324,537,954)	(351,870,295)
Comprehensive (loss)/income attributable to non-controlling interests	13,205,380	1,809,130	4,366,045	(222,968)
Comprehensive loss attributable to DDC Enterprise Limited	(166,454,876)	(22,804,226)	(328,903,999)	(351,647,327)
Product revenues
Revenues:
Total revenues	273,206,704	37,429,165	204,595,102	176,420,393
Service revenues
Revenues:
Total revenues	127,253	17,434	886,802	1,298,631
Revenues from collaborative arrangements
Revenues:
Total revenues				1,867,042
Cost of products
Revenues:
Total cost of revenues	(195,559,129)	(26,791,492)	(153,316,804)	(134,462,728)
Cost of services
Revenues:
Total cost of revenues	¥ (132,136)	$ (18,103)	¥ (709,787)	¥ (1,196,469)
Class A Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	35,334,758	35,334,758	7,219,584	5,461,443
Diluted (in Shares)	35,334,758	35,334,758	7,219,584	5,461,443
Class B Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	875,000	875,000	875,000	875,000
Diluted (in Shares)	875,000	875,000	875,000	875,000